Issued Capital - Summary of Movements in Ordinary Share Capital (Detail) - AUD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, shares	205,142,734
Ending balance, shares	257,029,426	205,142,734
The weighted average number of shares on issue during the twelve months to June 30, 2018 was	210,454,829	175,433,909	142,312,486
Beginning balance, value	$ 155,580
Contributions of equity, net of transaction costs	8,507	$ 7,939	$ 18,010
IPO and share issue transaction cost	(313)	(133)	$ (1,952)
Ending balance, value	$ 164,087	$ 155,580
Issue of Shares Highbridge [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Date	May 08, 2018
Issue price	$ 0.17
Issue of shares	15,444,020
Contributions of equity, net of transaction costs	$ 2,625
Issue of Shares Nant Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Date	May 31, 2018
Issue price	$ 0.17
Issue of shares	29,305,819
Contributions of equity, net of transaction costs	$ 4,982
Issue of Shares Entitlement Offer [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Date	Jun. 04, 2018
Issue price	$ 0.17
Issue of shares	7,136,853
Contributions of equity, net of transaction costs	$ 1,213